Consolidated Statements of Stockholders' Equity - USD ($) $ in Millions	Total	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Loss [Member]	Treasury Stock [Member]
Balance, beginning of year (shares) at Dec. 31, 2014		38,000,000	818,000,000				349,000,000
Balance, beginning of year at Dec. 31, 2014		$ 0	$ 1	$ 44,041	$ (21,931)	$ (735)	$ (14,406)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of A shares into B shares (shares)	100,000	0	0
Conversion of A shares into B shares		$ 0	$ 0
Restricted stock unit vests (shares)			4,000,000
Restricted stock unit vests			$ 0
Exercise of stock options (shares)			6,000,000
Exercise of stock options			$ 0	142
Retirement of treasury stock (shares)			(2,000,000)				(2,000,000)
Retirement of treasury stock			$ 0	(96)			$ 96
Stock-based compensation				174
Tax benefit related to employee stock-based transactions				87
Dividends	$ (293)			(293)
Decrease in noncontrolling interest				0
Net earnings	1,413				1,413
Other comprehensive income (loss)	(35)					(35)
Class B Common Stock purchased (shares)							52,000,000
Class B Common Stock purchased							$ (2,800)
CBS Radio Split-Off (shares)							0
CBS Radio Split-Off							$ 0
Shares paid for tax withholding for stock-based compensation (shares)							2,000,000
Shares paid for tax withholding for stock-based compensation							$ (96)
Issuance of stock for deferred compensation (shares)							0
Issuance of stock for deferred compensation							$ 1
Balance, end of year at Dec. 31, 2015	$ 5,563	$ 0	$ 1	44,055	(20,518)	(770)	$ (17,205)
Balance, end of year (shares) at Dec. 31, 2015		38,000,000	826,000,000				401,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of A shares into B shares (shares)	100,000	0	0
Conversion of A shares into B shares		$ 0	$ 0
Restricted stock unit vests (shares)			3,000,000
Restricted stock unit vests			$ 0
Exercise of stock options (shares)			1,000,000
Exercise of stock options			$ 0	21
Retirement of treasury stock (shares)			(1,000,000)				(1,000,000)
Retirement of treasury stock			$ 0	(58)			$ 58
Stock-based compensation				177
Tax benefit related to employee stock-based transactions				12
Dividends	$ (294)			(294)
Decrease in noncontrolling interest				0
Net earnings	1,261				1,261
Other comprehensive income (loss)	3					3
Class B Common Stock purchased (shares)							54,000,000
Class B Common Stock purchased							$ (2,997)
CBS Radio Split-Off (shares)							0
CBS Radio Split-Off							$ 0
Shares paid for tax withholding for stock-based compensation (shares)							1,000,000
Shares paid for tax withholding for stock-based compensation							$ (58)
Issuance of stock for deferred compensation (shares)							0
Issuance of stock for deferred compensation							$ 1
Balance, end of year at Dec. 31, 2016	$ 3,689	$ 0	$ 1	43,913	(19,257)	(767)	$ (20,201)
Balance, end of year (shares) at Dec. 31, 2016		38,000,000	829,000,000				455,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of A shares into B shares (shares)		0	0
Conversion of A shares into B shares		$ 0	$ 0
Restricted stock unit vests (shares)			3,000,000
Restricted stock unit vests			$ 0
Exercise of stock options (shares)	2,940,667		3,000,000
Exercise of stock options			$ 0	92
Retirement of treasury stock (shares)			(1,000,000)				(1,000,000)
Retirement of treasury stock			$ 0	(89)			$ 89
Stock-based compensation				181
Tax benefit related to employee stock-based transactions				0
Dividends	$ (289)			(289)
Decrease in noncontrolling interest				(11)
Net earnings	357				357
Other comprehensive income (loss)	$ 105					105
Class B Common Stock purchased (shares)	16,200,000						16,000,000
Class B Common Stock purchased	$ (1,050)						$ (1,050)
CBS Radio Split-Off (shares)							18,000,000
CBS Radio Split-Off							$ (1,007)
Shares paid for tax withholding for stock-based compensation (shares)							1,000,000
Shares paid for tax withholding for stock-based compensation							$ (89)
Issuance of stock for deferred compensation (shares)							0
Issuance of stock for deferred compensation							$ 0
Balance, end of year at Dec. 31, 2017	$ 1,978	$ 0	$ 1	$ 43,797	$ (18,900)	$ (662)	$ (22,258)
Balance, end of year (shares) at Dec. 31, 2017		38,000,000	834,000,000				489,000,000